UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Absolute Return Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

Worldwide Absolute Return Fund
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 51.5%
Basic Materials 1.4%
1,842	Ashland, Inc.	$87,127
134	Cabot Corp.	3,752
608	Rayonier, Inc.	26,412
		117,291
Communications: 2.3%
84	Cablevision Systems Corp. *	1,800
55	Clear Channel Outdoor Holding, Inc. *	1,046
11,849	Interpublic Group of Cos, Inc. *	99,650
1,590	US Cellular Corp. *	87,450
		189,946

Consumer Cyclical: 9.2%
5,866	Big Lots, Inc. *	130,812
4,505	Delta Air Lines, Inc. *	38,743
18,729	Ford Motor Co. *	107,130
3,782	Hanesbrands, Inc. *	110,434
3,610	Ingram Micro, Inc. *	57,146
101	Northwest Airlines Corp. *	908
248	Penske Automotive Group, Inc.	4,826
27,010	Rite Aid Corp. *	79,409
1,773	Steelcase, Inc.	19,609
3,094	Tech Data Corp. *	101,483
2,342	TRW Automotive Holdings Corp. *	54,733
286	WESCO International, Inc. *	10,436
1,896	Wyndham Worldwide Corp.	39,209
		754,878
Consumer Non-Cyclical: 8.3%
2,541	AmerisourceBergen Corp.	104,130
1,938	Archer-Daniels-Midland Co.	79,768
1,038	Coca-Cola Enterprises, Inc.	25,120
970	Convergys Corp. *	14,608
113	Health Net, Inc. *	3,480
2,472	Humana, Inc. *	110,894
117	Kroger Co.	2,972
1,094	Manpower, Inc.	61,548
2,817	Medco Health Solutions, Inc. *	123,356
771	Millenium Pharmaceuticals, Inc. *	11,920
906	Quanta Services, Inc. *	20,992
10,985	Tenet Healthcare Corp. *	62,175
3,663	Tyson Foods, Inc.	58,425
		679,388

Energy: 1.3%
237	ExxonMobil Corp.	20,045
155	Occidental Petroleum Corp.	11,341
1,457	Plains Exploration & Production Co. *	77,425
		108,811
Finance: 11.7%
22	Alleghany Corp. *	7,663
2	American National Insurance Co.	213
421	Avalonbay Communities	40,635
470	Boston Properties, Inc.	43,273
8,565	Charles Schwab Co.	161,279
7	First Citizens Bancorporation, Inc.	975
292	Forestar Real Estate Group, Inc. *	7,274
1,853	GLG Partners, Inc.	21,995
20	Guaranty Financial Group, Inc. *	212
604	Janus Capital Group, Inc. *	14,055
1,016	Jones Lang LaSalle, Inc.	78,577
244	MF Global Ltd. *	2,418
46,875	MFS Intermediate Income Trust	298,125
49,150	MFS Multimarket Income Trust	279,664
162	Service Corp. International	2,714
		959,072

Industrial: 11.4%
545	Allied Waste Industries, Inc. *	5,891
3,523	Arrow Electronics, Inc. *	118,549
3,689	Avnet, Inc. *	120,741
1,911	Boeing Co.	142,121
3,071	Crown Holdings, Inc. *	77,266
979	Fluor Corp.	138,196
1,547	Jacobs Engineering Group, Inc. *	113,844
1783	KBR, Inc.	49,443
3604	Nalco Holding Co.	76,225
1752	Owens Corning, Inc. *	31,764
601	Shaw Group, Inc. *	28,331
2	Snap-On, Inc.	102
344	Timken Co.	10,224
1,680	Vishay Intertechnology, Inc. *	15,221
		927,918

Technology: 4.4%
2,641	ATMEL Corp. *	9,191
2,242	Computer Sciences Corp. *	91,451
3,389	Electronic Data Systems Corp.	56,427
2,841	MoneyGram International, Inc.	5,284
8,397	Sun Microsystems, Inc. *	130,405
14,326	Unisys Corp. *	63,464
		356,222

Utilities: 1.4%
4,694	Reliant Energy, Inc. *	111,013
Total Common Stocks
(Cost: $4,418,916)(a)		4,204,539

EXCHANGE TRADED FUNDS: 18.2%
3,047	China Fund, Inc.	97,017
7,328	DWS Global Commodities Stock Fund, Inc.	123,184
6,230	First Trust ISE-Revere Nat Gas Index Fund	146,324
1,865	iShares DJ Select Dividend Index Fund	65,816
875	iShares DJ US Aerospace & Defense Index Fund	51,686
790	iShares Lehman Aggregate Bond Fund	81,117
1,370	iShares Lehman MBS Fixed-Rate Bond Fund	141,466
1,625	Market Vectors Agribusiness ETF *	87,116
1,610	Market Vectors Global Alternative Energy ETF *	77,196
2,925	Market Vectors Nuclear Energy ETF	87,341
2,650	PowerShares Aerospace & Defense Portfolio	51,834
1,000	PowerShares Dynamic Energy Sector Portfolio	34,835
1,710	PowerShares Dynamic Oil & Gas Services Portfolio *	44,751
3,715	PowerShares Dynamic Technology Sector Portfolio *	86,745
1,900	PowerShares Global Water Portfolio *	42,275
2,225	PowerShares Water Resources Portfolio	42,809
3,545	Powershares WilderHill Clean Energy ETF *	69,482
2,850	SPDR Financial Select Sector Fund	70,880
1,040	Vanguard Total Bond Market ETF	81,266
Total Exchange Traded Funds		1,483,140
(Cost: $1,527,407)(a)

MONEY MARKET FUND: 34.8%
(Cost: $2,842,696)
2,842,696	AIM Treasury Portfolio - Institutional Class	2,842,696

Total Investments: 104.5%
(Cost $8,789,019)		8,530,375
Liabilities in excess of other assets: (4.5)%		(366,446)
NET ASSETS: 100.0%		$8,163,929

SECURITIES SOLD SHORT: (48.3)%
COMMON STOCKS: (44.3)%
Basic Materials (0.7)%
(6,000)	Louisiana-Pacific Corp.	(55,080)

Communication (6.5)%
(1,574)	Central European Media Enterprise Ltd. *	(134,152)
(463)	Citizens Communications Co.	(4,857)
(1,259)	F5 Networks, Inc. *	(22,876)
(4,545)	Qualcomm, Inc.	(186,345)
(7,313)	Sprint Nextel Corp.	(48,924)
(11,028)	Windstream Corp.	(131,785)
		(528,939)

Consumer Cyclical (10.0)%
(490)	Abercrombie & Fitch Co.	(35,839)
(12,101)	Circuit City Stores, Inc.	(48,162)
(2,977)	Copa Holdings S.A.	(113,453)
(181)	Copart, Inc. *	(7,016)
(3,418)	D.R.Horton, Inc.	(53,834)
(946)	DreamWorks Animation SKG, Inc. *	(24,388)
(2,811)	J.C. Penney Co., Inc.	(106,003)
(3,311)	KB Home	(81,881)
(281)	M.D.C. Holdings, Inc.	(12,305)
(232)	PetSmart, Inc.	(4,742)
(2,554)	Ryland Group, Inc.	(84,001)
(5,746)	The Home Depot, Inc.	(160,716)
(1,991)	Tiffany & Co.	(83,303)
		(815,643)

Consumer Non-Cyclical (8.3)%
(1,529)	Apollo Group, Inc. *	(66,053)
(5,427)	Boston Scientific Corp. *	(69,845)
(811)	Brookdale Senior Living, Inc.	(19,383)
(872)	Cephalon, Inc. *	(56,157)
(4)	Church & Dwight	(217)
(1,839)	Cooper Cos, Inc.	(63,317)
(1,769)	Corporate Executive Board Co.	(71,609)
(647)	Hershey Co.	(24,372)
(1,906)	LifePoint Hospitals, Inc. *	(52,358)
(11,588)	Mylan, Inc.	(134,421)
(37)	Weight Watchers International, Inc.	(1,714)
(4)	WellCare Health Plans Inc. *	(156)
(1,482)	Wm. Wrigley Jr. Co.	(93,129)
(403)	Wm. Wrigley Jr. Co. (Class B)	(25,067)
		(677,798)

Diversified (1.9)%
(3,487)	Leucadia National Corp.	(157,682)

Financial (4.7)%
(11)	Brandywine Realty	(187)
(449)	CapitalSource, Inc.	(4,342)
(2,430)	Fannie Mae	(63,958)
(1,587)	Fidelity National Title Group *	(29,090)
(429)	First American Corp.	(14,560)
(2,510)	Freddie Mac	(63,553)
(1,969)	Merrill Lynch & Co., Inc.	(80,217)
(1,316)	Morgan Stanley	(60,141)
(1,992)	PMI Group, Inc.	(11,593)
(1,929)	SLM Corp. *	(29,610)
(124)	Toronto-Dominion Bank	(7,607)
(2,019)	Washington Mutual, Inc.	(20,796)
		(385,654)

Industrial (1.9)%
(688)	Aircastle, Ltd.	(7,740)
(260)	Eagle Materials	(9,243)
(5,924)	Gentex Corp.	(101,597)
(312)	Teekay Shipping Corp.	(13,251)
(720)	Zebra Technologies Corp. *	(23,990)
		(155,821)

Technology (9.7)%
(1,073)	Apple Computers, Inc. *	(153,975)
(1,954)	Autodesk, Inc. *	(61,512)
(572)	Diebold, Inc.	(21,479)
(309)	Fidelity National Information Services	(11,785)
(5,399)	Linear Technology Corp. *	(165,695)
(1,025)	Marvell Technology Group Ltd. *	(11,152)
(1,167)	Microchip Technology, Inc.	(38,196)
(4,548)	Paychex, Inc.	(155,814)
(2,546)	Pitney Bowes, Inc.	(89,161)
(961)	SanDisk Corp. *	(21,690)
(1,604)	Silicon Laboratories, Inc. *	(50,590)
		(781,049)

Utilities (0.7)%
(124)	Entergy Corp.	(13,526)
(987)	PPL Corp.	(45,323)
		(58,849)
Total Common Stocks Sold Short (44.3)%
(Proceeds: $3,879,505)		(3,616,515)

EXCHANGE TRADED FUNDS: (4.0)%
(2,275)	iShares MSCI EAFE Index Fund	(163,572)
(1,230)	SPDR Trust, Series 1	(162,323)
Total Exchange Traded Funds Sold Short		(325,895)
(Proceeds: $346,890)

Total Securities Sold Short: (48.3)%
(Proceeds: $4,226,395)		$(3,942,410)

*	Non-income producing
(a)	Securities segregated for securities sold short with a market value of $5,687,679.

The aggregate cost of investments owned for Federal income tax purposes is $8,835,411, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$218,809
Gross Unrealized Depreciation		(523,845)
Net Unrealized Depreciation		$(305,036)

See Note to Schedule of Investments

Worldwide Absolute Return Fund
Note to Schedule of Investments
March 31, 2008 (unaudited)

Security Valuation—Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows:

 Level 1 -  Quoted Prices
Level 2 - Significant Observable Inputs
Level 3 - Significant Unobservable Inputs
Market Value of Investments

 $5,687,679
$2,842,696
None
$8,530,375

ITEM 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days   of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under   the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Absolute Return Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Absolute Return Fund

Date: May 29, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Absolute Return Fund

Date: May 29, 2008